Taxation (Narrative) (Details)	12 Months Ended						12 Months Ended									12 Months Ended												12 Months Ended																											1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC Corperate Income Tax Law [Member] CNY	Dec. 31, 2011 PRC Corperate Income Tax Law [Member] CNY	Dec. 31, 2010 PRC Corperate Income Tax Law [Member] CNY	Dec. 31, 2012 Korea Income Tax Law [Member] CNY	Dec. 31, 2012 Korea Income Tax Law [Member] KRW	Dec. 31, 2011 Korea Income Tax Law [Member]	Dec. 31, 2010 Korea Income Tax Law [Member]	Dec. 31, 2012 Korea Income Tax Law [Member] Maximum [Member]	Dec. 31, 2012 Korea Income Tax Law [Member] Minimum [Member]	Dec. 31, 2012 The Company [Member] CNY	Dec. 31, 2011 The Company [Member] CNY	Dec. 31, 2010 The Company [Member] CNY	Dec. 31, 2012 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2011 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2010 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2012 Games International [Member]	Dec. 31, 2011 Games International [Member]	Dec. 31, 2010 Games International [Member]	Dec. 31, 2012 eFusion [Member]	Dec. 31, 2012 Shengji [Member] PRC Corperate Income Tax Law [Member] CNY	Dec. 31, 2012 Actoz [Member] Korea Income Tax Law [Member]	Dec. 31, 2011 Actoz [Member] Korea Income Tax Law [Member]	Dec. 31, 2010 Actoz [Member] Korea Income Tax Law [Member]	Dec. 31, 2012 Eyedentity [Member]	Dec. 31, 2012 Eyedentity [Member] Korea Income Tax Law [Member] CNY	Dec. 31, 2011 Eyedentity [Member] Korea Income Tax Law [Member] CNY	Dec. 31, 2010 Eyedentity [Member] Korea Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2013 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2009 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2008 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2009 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2008 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2013 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2009 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2008 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Lansha [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2009 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Apr. 30, 2010 Software Development Enterprise [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 Software Development Enterprise [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 Software Development Enterprise [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 Software Development Enterprise [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]
Income Tax and Tax Rate [Line Items]
Withholding income tax accrued				54,500,000	116,500,000	0							0	0	0													5,500,000	17,500,000
Applicable tax rate																16.50%	16.50%	16.50%	17.00%	17.00%	17.00%	15.00%		24.20%	24.20%	24.20%		24.20%	24.20%	24.20%								25.00%	25.00%												15.00%	12.50%	12.50%			15.00%	25.00%	0.00%
Unified income tax rate	25.00%	25.00%	25.00%	25.00%			11.00%	11.00%	11.00%	11.00%
Preferential income tax rate																															15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%							12.50%
Time interval of high and new technology enterprises qualification re-assessment																															3 years
Expired date of preferential income tax rate entitlement																																					Dec. 31, 2010					Dec. 31, 2010						Dec. 31, 2010	Dec. 31, 2012			Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011
Income tax exemption period																																																							2 years
Preferential income tax rate period																																																	3 years	3 years				3 years	3 years
Tax reduction rate																																																				50.00%	50.00%	50.00%	50.00%
Effective date of preferential income tax rate entitlement																																																							Jan. 01, 2009
Additional tax charges																							21,900,000
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies				10.00%			15.00%	15.00%
Withholding income tax rate on dividends, foreign invested enterprises to Hong Kong holding companies				5.00%
Income tax rate in Korea, if taxable income greater than KRW 200 million							24.20%	24.20%	24.20%	24.20%
Withholding income tax rate on dividends, foreign invested enterprises to Singapore holding companies											10.00%																	10.00%
Preferential qualification, withholding income tax rate on dividends, percentage of shares of foreign invested enterprise owned by foreign investor directly												25.00%
Percentage of common shares disposed																											20.50%
Tax credit carry forwards, expire in 2015							75,800,000	12,960,000,000
Tax credit carry forwards, expire in 2016							55,800,000	9,539,000,000
Tax credit carry forwards, expire in 2017							66,000,000	11,287,000,000
Tax credit carry forwards, expire in 2018							3,200,000	555,000,000